Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Loss for the year	£ (27,632)	£ (32,021)	£ (40,533)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(41)	61	5
Other comprehensive (expense) income for the year	(41)	61	5
Total comprehensive loss for the year	(27,673)	(31,960)	(40,528)
Attributable to:
Equity holders of the Company	£ (27,673)	£ (31,960)	£ (40,528)